Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Operating expenses:
General and administrative	$ 515,000	$ 499,000	$ 2,252,000	$ 1,399,000
Research and development	530,000	636,000	1,955,000	1,657,000
Operating loss	(1,045,000)	(1,135,000)	(4,207,000)	(3,056,000)
Other income (expense):
Interest income	1,000		1,000	2,000
Grant income	27,000		110,000
Interest expense	(474,000)	(45,000)	(1,145,000)	(135,000)
Loss on induced debt conversions			(3,696,000)
Other income	75,000	56,000	264,000	63,000
Total other income (expense)	(371,000)	11,000	(4,466,000)	(70,000)
Loss before income tax benefit	(1,416,000)	(1,124,000)	(8,673,000)	(3,126,000)
Income tax benefit	197,000	45,000	460,000	252,000
Net loss	(1,219,000)	(1,079,000)	(8,213,000)	(2,874,000)
Foreign currency translation adjustment loss	(62,000)	(61,000)	(246,000)	(94,000)
Comprehensive loss	$ (1,281,000)	$ (1,140,000)	$ (8,459,000)	$ (2,968,000)
Basic and diluted net loss per share (in dollars per share)	$ (0.33)	$ (0.34)	$ (2.33)	$ (0.94)
Weighted average shares outstanding – basic and diluted (in shares)	3,670,432	3,201,689	3,518,828	3,069,184